Restricted cash and cash and cash equivalents - Purpose of Consolidated Statement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted cash and cash and cash equivalents
Cash and cash equivalents	¥ 42,836	¥ 62,336